Schedule I - Combined Condensed Statements of Net Income (loss) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Operating expenses
Administrative and selling expenses	$ 103.0	$ 72.4	$ 56.9
Profit (loss) from operations	1,411.0	84.8	(137.0)
Other (income) and expenses
Listing expense	235.6	0.0	0.0
Change in fair value of warrant liability	(6.4)	0.0	0.0
Change in fair value of earnout liability	(78.1)	0.0	0.0
Total	(254.4)	(160.9)	(43.2)
Income (loss) before income taxes	1,156.6	(76.1)	(180.2)
Income tax recovery	298.9	0.0	(4.3)
Net income (loss)	857.7	(76.1)	(175.9)
Parent [member]
Statement [Line Items]
Equity in income (loss) of subsidiary	1,028.8	(62.0)	(175.9)
Operating expenses
Administrative and selling expenses	7.8	14.1
Profit (loss) from operations	1,021.0	(76.1)	(175.9)
Other (income) and expenses
Listing expense	235.6
Change in fair value of warrant liability	6.4
Change in fair value of earnout liability	(78.1)
Total	163.9
Income (loss) before income taxes	857.2	(76.1)	(175.9)
Income tax recovery	(0.5)
Net income (loss)	$ 857.7	$ (76.1)	$ (175.9)